INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating loss carry forwards		$ 21,400,000	$ 11,000,000.0
Corporate tax rate, percentage		21.00%
Rancho Costa Verde Development, LLC [Member] | Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Principal amount quartelly installments	$ 2,225,000